Consolidated subsidiaries (Details)	Dec. 31, 2023	Dec. 31, 2022
Advanced Digital Applications Holding Ltd (BVI)
Group structure
Ownership interest in associate	12.60%	9.90%
JSC QIWI (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Bank JSC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Payments Services Provider Ltd (UAE)
Group structure
Ownership interest in subsidiaries		100.00%
QIWI International Payment System LLC (USA)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Kazakhstan LP (Kazakhstan)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
JLLC OSMP BEL (Belarus)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
QIWI-M S.R.L. (Moldova)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
QIWI Technologies LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	80.00%
ROWI Factoring Plus LLC (Russia)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
ContactPay Solution (United Kingdom)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Rocket Universe LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Billing Online Solutions LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Flocktory Ltd (Cyprus)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Flocktory Spain S.L. (Spain)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
FreeAtLast LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
SETTE FZ-LLC (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
LALIRA DMCC (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
MFC Polet Finance LLC(Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Finance LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
ROWI Tech LLC (Russia)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
Flocktory LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Lab LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Payments LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	80.00%
IntellectMoney LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Managing Company "RealWeb" Ltd (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
IA RealWeb Ltd (Russia)
Group structure
Ownership interest in subsidiaries	75.00%	75.00%
Sfera LLC (Russia)
Group structure
Ownership interest in subsidiaries	83.00%	83.00%
Centra Ltd (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Fusion Tech Ltd (Russia)
Group structure
Ownership interest in subsidiaries		100.00%
De Vision Ltd (Russia)
Group structure
Ownership interest in subsidiaries	75.00%	75.00%
Vailmobail LLC (Russia)
Group structure
Ownership interest in subsidiaries	75.00%	75.00%
Konversiya LLC (Russia)
Group structure
Ownership interest in subsidiaries	75.00%	75.00%
IA REAL WEB CJSC (Armenia)
Group structure
Ownership interest in subsidiaries	75.00%	75.00%
RW Consulting SIA (Latvia)
Group structure
Ownership interest in subsidiaries		83.00%
RealWeb Latvia SIA (Latvia)
Group structure
Ownership interest in subsidiaries		83.00%
IT LAB AND PAYMENTS FE LLC (Uzbekistan)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Epic Growth LLC (Russia)
Group structure
Ownership interest in subsidiaries	83.00%
Data Go LLC (Russia)
Group structure
Ownership interest in subsidiaries	75.00%